UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period:  9/30/2014

Item 1.  Schedule of Investments.

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares		Value
	COMMON STOCKS - 89.7%
	AEROSPACE/DEFENSE - 1.1%
331	Teledyne Technologies, Inc. *	$ 31,117
466	United Technologies Corp.	49,210
		80,327
	AIRLINES - 0.3%
506	United Continental Holdings, Inc. *	23,676

	APPAREL - 2.4%
1,456	NIKE, Inc.	129,875
583	Under Armour, Inc. - Cl. A *	40,285
		170,160
	AUTO PARTS & EQUIPMENT - 0.4%
610	Tenneco, Inc. *	31,909

	BANKS - 3.7%
692	Comerica, Inc.	34,503
648	First Republic Bank/CA	31,998
480	The PNC Financial Services Group, Inc.	41,078
565	SunTrust Banks, Inc.	21,487
1,090	U.S. Bancorp/MN	45,595
1,765	Wells Fargo & Co.	91,551
		266,212
	BEVERAGES - 3.3%
414	Diageo PLC - ADR	47,776
640	Dr. Pepper Snapple Group, Inc.	41,158
565	Molson Coors Brewing Co.	42,059
1,139	PepsiCo, Inc.	106,029
		237,022
	BIOTECHNOLOGY - 2.0%
105	Biogen Idec, Inc. *	34,735
390	BioMarin Pharmaceutical, Inc. *	28,142
363	Cubist Pharmaceuticals, Inc. *	24,081
161	Regeneron Pharmaceuticals, Inc. *	58,044
		145,002
	BUILDING MATERIALS - 0.4%
1,015	USG Corp. *	27,902

	CHEMICALS - 3.1%
276	Airgas, Inc.	30,539
229	Ecolab, Inc.	26,296
382	Methanex Corp.	25,518
704	RPM International, Inc.	32,229
169	The Sherwin-Williams Co.	37,009
492	Sigma-Aldrich Corp.	66,917
		218,508
	COMMERCIAL SERVICES - 4.8%
674	Automatic Data Processing, Inc.	55,996
438	Equifax, Inc.	32,736
634	Gartner, Inc. *	46,580
886	Hertz Global Holdings, Inc. *	22,496
1,532	Mastercard, Inc. - Cl. A	113,245
245	McGraw Hill Financial, Inc.	20,690
255	Towers Watson & Co.	25,372
200	United Rentals, Inc. *	22,220
		339,335

	COMPUTERS - 3.3%
765	Accenture PLC - Cl. A	62,210
1,131	Apple, Inc.	113,948
644	Cognizant Technology Solutions Corp. - Cl. A *	28,832
377	Synaptics, Inc. *	27,596
		232,586
	COSMETICS/PERSONAL CARE - 0.6%
505	The Procter & Gamble Co.	42,289

	DISTRIBUTION/WHOLESALE - 1.1%
832	Fastenal Co.	37,357
177	W.W. Grainger, Inc.	44,542
		81,899
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
183	Affiliated Managers Group, Inc. *	36,666
1,037	Air Lease Corp.	33,702
861	American Express Co.	75,372
414	T. Rowe Price Group, Inc.	32,458
416	Visa, Inc. - Cl. A	88,762
		266,960
	ELECTRIC - 0.6%
1,300	Exelon Corp.	44,317

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
649	Ametek, Inc.	32,586
751	Emerson Electric Co.	46,998
		79,584
	ELECTRONICS - 1.9%
405	Thermo Fisher Scientific, Inc.	49,289
1,187	Trimble Navigation Ltd. *	36,204
478	Waters Corp. *	47,379
		132,872
	ENTERTAINMENT - 0.6%
1,260	Lions Gate Entertainment Corp.	41,542

	ENVIRONMENTAL CONTROL - 0.4%
255	Stericycle, Inc. *	29,723

	FOOD - 1.2%
743	Nestle SA - ADR	54,707
822	The WhiteWave Foods Co. *	29,863
		84,570
	HEALTHCARE-PRODUCTS - 2.0%
586	Align Technology, Inc. *	30,284
500	Baxter International, Inc.	35,885
255	Becton Dickinson and Co.	29,022
745	Medtronic, Inc.	46,153
		141,344
	HOME FURNISHINGS - 0.6%
273	Whirlpool Corp.	39,762

	INSURANCE - 4.1%
397	Berkshire Hathaway, Inc. *	54,842
435	The Chubb Corp.	39,620
976	The Hartford Financial Services Group, Inc.	36,356
78	Markel Corp. *	49,620
390	Torchmark Corp.	20,424
420	The Travelers Co., Inc.	39,455
1,128	WR Berkley Corp.	53,918
		294,235

	INTERNET - 5.9%
730	eBay, Inc. *	41,340
317	F5 Networks, Inc. *	37,641
527	Facebook, Inc. *	41,654
162	Google, Inc. - Cl. A *	95,322
187	Google, Inc. Cl. C *	107,966
81	The Priceline Group, Inc. *	93,845
		417,768
	MACHINERY-DIVERSIFIED - 1.6%
252	Cummins, Inc.	33,259
509	The Middleby Corp. *	44,858
419	Wabtec Corp./DE	33,956
		112,073
	MEDIA - 2.2%
508	DIRECTV *	43,952
1,242	Discovery Communications, Inc. *	46,302
362	FactSet Research Systems, Inc.	43,994
291	Scripps Networks Interactive, Inc.	22,724
		156,972
	METAL FABRICATE/HARDWARE - 0.5%
141	Precision Castparts Corp.	33,400

	MINING - 0.6%
1,840	Barrick Gold Corp.	26,974
815	Newmont Mining Corp.	18,786
		45,760
	MISCELLANEOUS MANUFACTURING - 0.7%
595	Illinois Tool Works, Inc.	50,230

	OIL & GAS - 3.5%
669	Chevron Corp.	79,825
236	Cimarex Energy Co.	29,861
390	ConocoPhillips	29,843
255	Devon Energy Corp.	17,386
280	Energen Corp.	20,227
292	EQT Corp.	26,730
490	Exxon Mobil Corp.	46,084
		249,956
	OIL & GAS SERVICES - 1.0%
447	FMC Technologies, Inc. *	24,277
689	Halliburton Co.	44,447
		68,724
	PACKAGING & CONTAINERS - 0.3%
450	Rock Tenn Co.	21,411

	PHARMACEUTICALS - 7.3%
2,041	Abbott Laboratories	84,885
147	Actavis PLC *	35,468
708	Allergan, Inc.	126,159
478	Cardinal Health, Inc.	35,812
1,379	Express Scripts Holding Co. *	97,399
650	GlaxoSmithKline Plc - ADR	29,880
691	Johnson & Johnson	73,654
751	Mylan, Inc./PA *	34,163
		517,420
	REAL ESTATE - 0.6%
1,494	CBRE Group, Inc. - Cl. A *	44,432

	REAL ESTATE INVESTMENT TRUST - 0.8%
2,025	Annaly Capital Management, Inc.	21,627
700	Mack-Cali Realty Corp.	13,377
145	Public Storage	24,047
		59,051

		RETAIL - 11.4%
	1,348	Bed Bath & Beyond, Inc. *	88,739
	325	CVS Health Corp.	25,867
	573	Dick's Sporting Goods, Inc.	25,143
	393	The Home Depot, Inc.	36,054
	1,061	Lowe's Co., Inc.	56,148
	259	O'Reilly Automotive, Inc. *	38,943
	4,777	Rite Aid Corp. *	23,121
	471	Ross Stores, Inc.	35,598
	286	Signet Jewelers Ltd.	32,578
	1,237	Starbucks Corp.	93,344
	885	Target Corp.	55,472
	2,111	The TJX Co., Inc.	124,908
	487	Tractor Supply Co.	29,955
	491	Ulta Salon Cosmetics & Fragrance, Inc. *	58,021
	800	Wal-Mart Stores, Inc.	61,176
	467	Williams-Sonoma, Inc.	31,088
			816,155
		SEMICONDUCTORS - 3.7%
	542	Avago Technologies Ltd.	47,154
	439	IPG Photonics Corp. *	30,194
	524	KLA-Tencor Corp.	41,281
	1,606	NXP Semiconductor NV *	109,899
	1,670	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	33,701
			262,229
		SOFTWARE - 3.7%
	637	Fiserv, Inc. *	41,172
	1,030	Microsoft Corp.	47,751
	2,864	Oracle Corp.	109,634
	1,047	PTC, Inc. *	38,634
	521	Solera Holdings, Inc.	29,364
			266,555
		TELECOMMUNICATIONS - 0.9%
	1,270	Cisco Systems, Inc.	31,966
	1,368	Fortinet, Inc. *	34,563
			66,529
		TEXTILES - 0.4%
	199	Mohawk Industries, Inc. *	26,829

		TRANSPORTATION - 1.9%
	1,012	CSX Corp.	32,445
	1,113	Expeditors International of Washington, Inc.	45,166
	361	Genesee & Wyoming, Inc. *	34,407
	272	Ryder System, Inc.	24,472
			136,490

		TOTAL COMMON STOCKS (Cost - $5,753,234)	6,403,720

		TOTAL INVESTMENTS - 89.7% (Cost - $5,753,234) (a)	$ 6,403,720
		OTHER ASSETS AND LIABILITIES - NET - 10.3%	731,789
		TOTAL NET ASSETS - 100.0%	$ 7,135,509

*	Non-Income producing security.
ADR - American Depositary Receipt
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is 5,757,388 and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 738,425
		Unrealized depreciation:	(92,093)
		Net unrealized appreciation:	$ 646,332

Shares		Unrealized Depreciation
LONG SWAP

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Quest Dynamic Financial Hedge Program of Quest Partners LLP ("Quest") calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Quest that include exchange traded futures and options in relation to equity, fixed income, and currency asset classes traded on certain exchanges. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 10, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a fee of 0.35% to Deutsche Bank accrued on the notional level of the swap. (Notional Value $3,7412,428)

	Total Net Unrealized Loss on Long Swap Contract	$(224,154)

Contracts		Unrealized Depreciation
OPEN LONG FUTURE CONTRACTS
5	S&P 500 E-Mini December 2014
	(Underlying Face Amount at Value $491,375)	$ (3,625)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,403,720	$ -	$ -	$ 6,403,720
Total	$ 6,403,720	$ -	$ -	$ 6,403,720

Liabilities	Level 1	Level 2	Level 3	Total
Long Swap Contract	$ -	$ 224,154	$ -	$ 224,154
Futures Contracts	3,625	-	-	3,625
Total	$ 3,625	$ 224,154	$ -	$ 227,779

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the year the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2014, the Fund had unrealized depreciation for equity risk of $3,625 from futures contracts.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

11/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

11/24/2014

By (Signature and Title)

*/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

11/24/2014